COMMON-CONTROL TRANSACTION - ASC 805-50 (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF CONCENTRATION OF REVENUES ON ACCRUAL BASIS

	Dec 30, 2022	Dec 31, 2021	Dec 31, 2020
Ordinary Income/Expense
Income
Revenues	1,966,202	1,840,866	1,570,297
Sales Discounts	0	0	0
Total Income	1,966,202	1,840,866	1,570,297

Cost of Goods Sold
Merchant Account Fees	0	0	0
Professional fees RTS	393,879	345,000	267,000
Amortization RTS	1,677,410	714,589	0
Total COGS	2,071,289	1,059,589	267,000

Gross Profit	(105,087)	781,277	1,303,297

Expense
Advertising & marketing	55,112	0	0
Computer and Internet Expenses	0	334,500	88,000
Bank Charges	1,048	267	267
Commissions & fees	15,292	0	0
Contract labor	129,467	0	0
Contractors	5,500	0	0
General business expenses	33,073	0	0
Interest paid	21,954	0	0
Legal & accounting services	55,272	0	0
Professional Fees	120,750	574,009	316,000
Office expenses	2,421	0	0
Payroll expenses	42,000	0	0
Rent	3,366	87,100	0
Travel	7,093	0	0
Uncategorized Expense	0	0	0
Total Expense	482,347	995,876	404,267

Net Ordinary Income	(587,434)	(214,598)	899,030

Other Income/Expense
Other Income	100,001	0	0
Other Expense	(276)	281	0
Net Other Income	100,277	(281)	0

Net Income	(487,158)	(214,879)	899,030